Commitments and contingencies (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Assets pledged under mortgages and overdraft facilities	$ 2,196,700,000	$ 2,098,100,000
Contractual commitments	0
West Aquarius [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	180,000,000
West Capella [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	250,000,000
Guarantee in favor of banks [Member] | West Capella [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	$ 157,400,000